Segment reporting (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) SEGMENT CENTER	Mar. 31, 2026 USD ($) SEGMENT CENTER	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 44,877	$ 474	₨ 39,886	₨ 35,634
Number of maintainable data centers	14	14
Number of geographic segments | SEGMENT	2	2
Mumbai (Bombay) [Member]
Disclosure of operating segments [line items]
Number of maintainable data centers	7	7
Noida (Delhi) [Member]
Disclosure of operating segments [line items]
Number of maintainable data centers	2	2
Chennai (Madras) [Member]
Disclosure of operating segments [line items]
Number of maintainable data centers	2	2
Bengaluru [Member]
Disclosure of operating segments [line items]
Number of maintainable data centers	1	1
Kolkata [Member]
Disclosure of operating segments [line items]
Number of maintainable data centers	1	1
Hyderabad [Member]
Disclosure of operating segments [line items]
Number of maintainable data centers	1	1
One Customer of data center and network services [Member]
Disclosure of operating segments [line items]
Revenue | ₨	₨ 8,809
More Than [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	20.00%	20.00%